Leases - Cash Flow Information (Detail) - USD ($) $ in Thousands		9 Months Ended
	Dec. 30, 2018	Sep. 28, 2019
Leases [Abstract]
Operating Lease, Payments		$ 65,448
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 641,529	$ 70,965